Condensed Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended			120 Months Ended		126 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2012 Predecessor [Member]		Jun. 30, 2013 Predecessor [Member]
Cash flows from operating activities:
Net loss	$ (16,358,000)	$ (9,524,000)	$ (12,880,000)	$ (10,219,000)	[1]	$ (88,883,000)	[1]	$ (105,241,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	53,000	79,000	147,000	163,000		811,000		864,000
(Gain) Loss on disposal of equipment			(8,000)	40,000		44,000		44,000
Non-cash rent expense						29,000		29,000
Accretion and receipt of bond discount						35,000		35,000
Non-cash share-based compensation	1,057,000	374,000	968,000	2,109,000		18,934,000		19,991,000
Fair value of common stock warrants issued in exchange for services		13,000	13,000			13,000		13,000
Loss on exchange of equity instruments				900,000		900,000		900,000
Fair value of Parent Company's shares mandatorily redeemable for cash upon exercise of warrants						(785,000)		(785,000)
Fair value of Parent Company's common stock and common stock warrants issued in exchange for services				114,000		2,689,000		2,689,000
Change in fair value of derivatives of Parent Company issued in connection with various equity financings				(3,413,000)		(5,604,000)		(5,604,000)
Fair value of common stock issued in exchange for patent and technology rights	12,250,000	6,173,000	6,173,000			6,173,000	[1]	18,423,000
Fair value of Parent Company common stock issued in exchange for licensing rights						3,954,000	[1]	3,954,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	5,000	24,000	(26,000)	(20,000)		(196,000)		(191,000)
Accounts payable	(58,000)	(110,000)	29,000	(337,000)		416,000		358,000
Due to former parent		597,000	597,000			390,000		390,000
Deferred revenue	(279,000)	(49,000)	(298,000)	816,000		518,000		239,000
Accrued expenses and other current liabilities	146,000	(232,000)	223,000	(142,000)		1,403,000		1,549,000
Net cash used in operating activities	(3,184,000)	(2,655,000)	(5,062,000)	(9,989,000)		(59,159,000)		(62,343,000)
Cash flows from investing activities:
Change in restricted cash				(53,000)		(53,000)		(53,000)
Purchases of short-term investments	(9,000,000)					(37,532,000)		(46,532,000)
Maturities of short-term investments						37,497,000		37,497,000
Cash paid for purchase of equipment and furnishings	(2,000)	(6,000)	(15,000)	(59,000)		(760,000)		(762,000)
Proceeds from disposal of equipment and furnishings			33,000			32,000		32,000
Cash paid for lease deposit			(2,000)			(47,000)		(47,000)
Net cash used in investing activities	(9,002,000)	(6,000)	16,000	(112,000)		(863,000)		(9,865,000)
Cash flows from financing activities:
Cash contributions from Parent Company, net		699,000	699,000	3,330,000		55,923,000		55,923,000
Proceeds from issuance of Series A convertible preferred stock		8,500,000	8,500,000			8,500,000		8,500,000
Proceeds from issuance of convertible notes payable		500,000	500,000	500,000		1,000,000		1,000,000
Net proceeds from the issuance of common stock	15,651,000							15,651,000
Repayments of capital lease obligations	(5,000)	(19,000)	(29,000)	(117,000)		(274,000)		(279,000)
Net cash provided by financing activities	15,646,000	9,680,000	9,670,000	3,713,000		65,149,000		80,795,000
Net (decrease) increase in cash and cash equivalents	3,460,000	7,019,000	4,624,000	(6,388,000)		5,127,000		8,587,000
Cash and cash equivalents at the beginning of period	5,127,000	503,000	503,000	6,891,000
Cash and cash equivalents at end of period	8,587,000	7,522,000	5,127,000	503,000		5,127,000		8,587,000
Supplemental disclosure of cash flow information:
Cash received during the period for interest	4,000					724,000		728,000
Cash paid during the period for interest			30,000	1,000		38,000		38,000
Supplemental disclosure of non-cash investing and financing activities:
Settlement of corporate formation expenses in exchange for Parent Company common stock						978,000		978,000
Fair value of derivatives issued in connection with Parent Company common stock				8,722,000		14,051,000		14,051,000
Fair value of Parent Company shares mandatorily redeemable for cash upon exercise of warrants						785,000		785,000
Allocation of management expenses						551,000		551,000
Equipment and furnishings exchanged for Parent Company common stock						48,000		48,000
Equipment and furnishings acquired through capital lease				80,000		277,000		277,000
Non-cash lease deposit						50,000		50,000
Value of Parent Company restricted stock units and common stock issued in lieu of bonuses included in accrued expenses				427,000		427,000		427,000
Value of Parent Company restricted stock units issued in lieu of cash bonuses						207,000		207,000
Reclassification of derivative liability upon elimination of obligation				9,249,000		9,249,000		9,249,000
Fair value of Parent Company stock options modified				960,000		960,000		960,000
Conversion of Series A convertible preferred stock into common stock	295,000	194,000	224,000			224,000		519,000
Fair value of Series A convertible preferred stock beneficial conversion feature		9,500,000	9,500,000			9,500,000		9,500,000
Accretion of Series A convertible preferred stock		9,500,000	9,500,000			9,500,000		9,500,000
Fair value of Series A convertible preferred stock dividends	5,946,000	1,120,000	3,315,000			3,315,000		9,261,000
Conversion of notes payable into Series A convertible preferred stock		$ 1,000,000	$ 1,000,000			$ 1,000,000		$ 1,000,000

[1]	(1) The statement of operations for the year ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2012 includes the results of operations of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the results of operations of RXi (Registrant) for the period September 24, 2011 to December 31, 2012.